Taxation - Schedule of Movement of Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Beginning balance	$ (16,599)	$ (9,851)	$ (4,559)
Additions	(3,582)	(6,748)	(5,292)
Write-off	0	0	0
Ending balance	$ (20,181)	$ (16,599)	$ (9,851)